As filed with the Securities and Exchange Commission on July 18, 2017

Securities Act File No. 33-41913

Investment Company Act File No. 811-06367

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 44	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 45	☒

GABELLI EQUITY SERIES FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

One Corporate Center, Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-800-422-3554

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and Address of Agent for Service)

Copies To:

Andrea R. Mango, Esq.	Richard T. Prins, Esq.	Thomas A. DeCapo, Esq.
Gabelli Investor Funds, Inc.	Skadden, Arps, Slate, Meagher & Flom LLP	Skadden, Arps, Slate, Meagher & Flom LLP
One Corporate Center	Four Times Square	500 Boylston St.
Rye, New York 10580-1422	New York, New York 10036	Boston, Massachusetts 02116

It is proposed that this filing will be effective:

☒	immediately upon filing pursuant to paragraph (b); or
☐	on [ ] pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on [ ] pursuant to paragraph (a)(1); or
☐	or 75 days after filing pursuant to paragraph (a)(2); or
☐	on [ ] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, GABELLI EQUITY SERIES FUNDS, INC., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 44 to its Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 44 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye and State of New York on the 18th day of July 2017.

GABELLI EQUITY SERIES FUNDS, INC.

/s/ Bruce N. Alpert
By: Bruce N. Alpert President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 44 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Mario J. Gabelli*	Director and Chairman of the Board	July 18, 2017
Mario J. Gabelli

/s/ Bruce N. Alpert	President (Principal Executive Officer)	July 18, 2017
Bruce N. Alpert

/s/ John C. Ball	Treasurer (Principal Financial Officer)	July 18, 2017
John C. Ball

John D. Gabelli*	Director	July 18, 2017
John D. Gabelli

Anthony J. Colavita*	Director	July 18, 2017
Anthony J. Colavita

Vincent D. Enright*	Director	July 18, 2017
Vincent D. Enright

Robert J. Morrissey*	Director	July 18, 2017
Robert J. Morrissey

Kuni Nakamura*	Director	July 18, 2017
Kuni Nakamura

Anthony R. Pustorino*	Director	July 18, 2017
Anthony R. Pustorino

Anthonie C. van Ekris*	Director	July 18, 2017
Anthonie C. van Ekris

Salvatore J. Zizza*	Director	July 18, 2017
Salvatore J. Zizza

*By:	/s/ Bruce N. Alpert
Bruce N. Alpert Attorney-in-Fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase